CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash generated from operations	¥ 5,582,000	¥ 100,695,000	¥ 29,864,000
Income tax paid	(6,425,000)	(13,934,000)	(24,970,000)
Net cash generated from/(used in) operating activities	(843,000)	86,761,000	4,894,000
Cash flows from investing activities
Net cash used in business combinations	(69,951,000)	(28,880,000)	(2,978,000)
Proceeds from disposal of property, plant and equipment	11,000		23,000
Purchase of and deposit paid for property, plant and equipment	(38,355,000)	(69,112,000)	(45,516,000)
Purchase of investment properties			(31,452,000)
Purchase of and deposit paid for intangible assets	(6,807,000)	(6,886,000)	(733,000)
Deposit of long term investment	(21,287,000)	(31,231,000)
Repayment of long term investment		6,791,000
Restricted cash balance	(8,712,000)
Balances with related parties	(3,446,000)	13,154,000
Interest income received	1,185,000	388,000	322,000
Dividend received from an associate			3,225,000
Proceeds from disposal of subsidiaries	19,994,000	1,604,000	927,000
Net cash used in investing activities	(127,368,000)	(114,172,000)	(76,182,000)
Cash flows from financing activities
Proceeds from borrowings	276,595,000	139,765,000	108,620,000
Repayment of borrowings	(217,675,000)	(103,865,000)	(57,881,000)
Repayment of lease liabilities	(59,646,000)	(49,691,000)
Proceeds from other borrowings	3,000,000
Repayment of other borrowings	(3,915,000)
Proceeds from convertible note, net	32,797,000
Interest paid	(10,541,000)	(11,786,000)	(8,977,000)
Capital contribution from non-controlling interests		2,793,000	1,620,000
Dividends paid to non-controlling interests	(936,000)	(3,775,000)	(2,341,000)
Share re-purchase	(1,982,000)
Issuance of shares, net		181,911,000	25,700,000
Repayment of convertible note		(75,791,000)
Net cash generated from financing activities	17,697,000	79,561,000	66,741,000
Net (decrease)/increase in cash and cash equivalents	(110,514,000)	52,150,000	(4,547,000)
Cash and cash equivalents at beginning of the year	154,490,000	102,547,000	106,006,000
Cash and cash equivalents at beginning of the year	154,490,000	101,886,000
Cash and cash equivalents at beginning of the year - Balance sheet	154,490,000	101,886,000
Effect of changes in foreign exchange rates	408,000	454,000	1,088,000
Cash and cash equivalents at end of the year	44,384,000	154,490,000	102,547,000
Cash and cash equivalents at end of the year		154,490,000	101,886,000
Cash and cash equivalents at end of the year - Balance sheet	¥ 44,384,000	¥ 154,490,000	¥ 101,886,000